Property and Equipment - Summary of Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	₩ 13,562,319	₩ 14,312,111
Acquisition and capital expenditure	2,287,630	2,631,431
Disposal and termination	(124,542)	(196,138)
Depreciation	(2,690,760)	(2,755,236)
Impairment	(15,893)	(9,285)
Transfer in (out)	1,024	(310,687)
Inclusion in scope of consolidation	6,798
Exclusion from scope of consolidation		(945)
Transfer from(to) investment properties	39,363	(61,472)
Others	2,318	(47,460)
Ending, net	13,068,257	13,562,319
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	43,626,804	43,133,769
Ending, net	44,289,629	43,626,804
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(30,064,485)	(28,821,658)
Ending, net	(31,221,372)	(30,064,485)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,268,657	1,308,952
Acquisition and capital expenditure	9,897	1,948
Disposal and termination	(3,718)	(4,656)
Transfer in (out)	7,663	26,764
Transfer from(to) investment properties	(3,080)	(64,449)
Others	1,768	98
Ending, net	1,281,187	1,268,657
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,268,789	1,309,084
Ending, net	1,281,319	1,268,789
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(132)	(132)
Ending, net	(132)	(132)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	2,012,422	2,124,732
Acquisition and capital expenditure	1,728	120
Disposal and termination	(2,640)	(4,022)
Depreciation	(132,353)	(135,242)
Impairment	(5,551)
Transfer in (out)	127,052	25,305
Inclusion in scope of consolidation	44
Exclusion from scope of consolidation		(19)
Transfer from(to) investment properties	5,366	1,793
Others	1,617	(245)
Ending, net	2,007,685	2,012,422
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	3,750,861	3,729,228
Ending, net	3,873,074	3,750,861
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(1,738,439)	(1,604,496)
Ending, net	(1,865,389)	(1,738,439)
Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	9,060,809	9,260,185
Acquisition and capital expenditure	137,088	237,218
Disposal and termination	(113,266)	(176,085)
Depreciation	(2,398,782)	(2,469,459)
Impairment	(1,237)	(9,256)
Transfer in (out)	1,767,878	2,227,808
Inclusion in scope of consolidation	4,228
Exclusion from scope of consolidation		(772)
Others	18,298	(8,830)
Ending, net	8,475,016	9,060,809
Machinery and equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	35,971,877	35,106,184
Ending, net	36,327,007	35,971,877
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(26,911,068)	(25,845,999)
Ending, net	(27,851,991)	(26,911,068)
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	506,838	524,923
Acquisition and capital expenditure	101,832	129,464
Disposal and termination	(4,336)	(8,242)
Depreciation	(159,625)	(150,535)
Impairment	(8,935)	(1)
Transfer in (out)	9,525	10,344
Inclusion in scope of consolidation	2,526
Exclusion from scope of consolidation		(120)
Transfer from(to) investment properties	37,077	1,184
Others	(6,521)	(179)
Ending, net	478,381	506,838
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,920,571	1,895,332
Ending, net	1,981,646	1,920,571
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(1,413,733)	(1,370,409)
Ending, net	(1,503,265)	(1,413,733)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	713,593	1,093,319
Acquisition and capital expenditure	2,037,085	2,262,681
Disposal and termination	(582)	(3,133)
Impairment	(170)	(28)
Transfer in (out)	(1,911,094)	(2,600,908)
Exclusion from scope of consolidation		(34)
Others	(12,844)	(38,304)
Ending, net	825,988	713,593
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	714,706	1,093,941
Ending, net	826,583	714,706
Construction-in-progress [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(1,113)	(622)
Ending, net	₩ (595)	₩ (1,113)